UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-822-0202


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York             01/06/12
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                TITLE OF                   VALUE     SHARES/    SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     x($1000)  PRN AMT    PRN CALL DISCRETN  MANAGERS      SOLE    SHARED NONE
------------------------------  ---------------- --------- --------  --------   -------  --------  ---------   -------- ------------
AK STL HLDG COR                 COM              001547108  123      14,926      SH      DEFINED   01, 02      14,926
                                                                                         OTHER     03
AMAZON  INC COM                 COM              023135106  878      5,074       SH      DEFINED   01, 02      5,074
                                                                                         OTHER     03
APPLE INC                       COM              037833100  4,503    11,118      SH      DEFINED   01, 02      11,118
                                                                                         OTHER     03
BANK OF AMERICA                 COM              060505104  441      79,300      SH      DEFINED   01, 02      79,300
                                                                                         OTHER     03
BIDU INC SPON A                 A                056752108  383      3,288       SH      DEFINED   01, 02      3,288
                                                                                         OTHER     03
CITIGROUP INC                   COM              172967424  323      12,268      SH      DEFINED   01, 02      12,268
                                                                                         OTHER     03
DIAMOND FOODS I                 COM              252603105  248      7,700       SH      DEFINED   01, 02      7,700
                                                                                         OTHER     03
DIREXION SHS ET                 BULL3X           25459W847  224      5,000       SH      DEFINED   01, 02      5,000
                                                                                         OTHER     03
DIREXION SHS ET                 BULL             25459Y694  435      6,700       SH      DEFINED   01, 02      6,700
                                                                                         OTHER     03
FREEPORT-MCMORA                 COM              35671D857  336      9,124       SH      DEFINED   01, 02      9,124
                                                                                         OTHER     03
GOOGLE INC CL                   A                38259P508  2,525    3,910       SH      DEFINED   01, 02      3,910
                                                                                         OTHER     03
HUMAN GENOME SC                 COM              444903108  85       11,500      SH      DEFINED   01, 02      11,500
                                                                                         OTHER     03
INTERNATIONAL B                 COM              459200101  441      2,400       SH      DEFINED   01, 02      2,400
                                                                                         OTHER     03
INTUITIVE SURGI                 PUT              46120E952  205      500            PUT  DEFINED   01, 02      500
                                                                                         OTHER     03
ISHARES INC MSC                 BRAZIL           464286400  2,609    45,465      SH      DEFINED   01, 02      45,465
                                                                                         OTHER     03
ISHARES TR FTSE                 IDX              464287184  2,546    73,000      SH      DEFINED   01, 02      73,000
                                                                                         OTHER     03
ISHARES TR RUSS                 2000             464287655  221      3,000       SH      DEFINED   01, 02      3,000
                                                                                         OTHER     03
JPMORGAN CHASE                  COM              46625H100  533      16,039      SH      DEFINED   01, 02      16,039
                                                                                         OTHER     03
MARKET VECTORS                  ETF              57060U506  2,311    86,700      SH      DEFINED   01, 02      86,700
                                                                                         OTHER     03
MSTERCARD INC C                 A                57636Q104  373      1,000       SH      DEFINED   01, 02      1,000
                                                                                         OTHER     03
PATRIOT COAL CO                 COM              70336T104  91       10,768      SH      DEFINED   01, 02      10,768
                                                                                         OTHER     03
PENSON WORLDWID                 COM              709600100  35       30,314      SH      DEFINED   01, 02      30,314
                                                                                         OTHER     03
POWERSHARES QQQ                 1                73935A104  26,578   476,054     SH      DEFINED   01, 02      476,054
                                                                                         OTHER     03
PRICELINE  INC                  COM              741503403  1,731    3,700       SH      DEFINED   01, 02      3,700
                                                                                         OTHER     03
PROSHARES TR PS                 O&G              74347R719  1,344    30,600      SH      DEFINED   01, 02      30,600
                                                                                         OTHER     03
RAM ENERGY RESO                 COM              75130P109  150      48,000      SH      DEFINED   01, 02      48,000
                                                                                         OTHER     03
SPDR DOW JONES                  1                78467X109  390      3,200       SH      DEFINED   01, 02      3,200
                                                                                         OTHER     03
SPDR S&P 500 ET                 UNIT             78462F103  87,229   695,048     SH      DEFINED   01, 02      695,048
                                                                                         OTHER     03
TANZANIAN ROYAL                 COM              87600U104  34       14,000      SH      DEFINED   01, 02      14,000
                                                                                         OTHER     03
UNITED STATES S                 COM              912909108  247      9,324       SH      DEFINED   01, 02      9,324
                                                                                         OTHER     03
VIS INC COM CL                  A                92826C839  244      2,400       SH      DEFINED   01, 02      2,400
                                                                                         OTHER     03
WISDOMTREE TRUS                 FD               97717W422  2,296    147,200     SH      DEFINED   01, 02      147,200
                                                                                         OTHER     03

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              3
Form 13F Information Table Entry Total:         32
Form 13F Information Table Value Total:         140,112
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01    28-13927                   0001491980    Amity Trading Partners LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC
03    28-13270                   0001450323    Amity Advisers LLC

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